Condensed Consolidated Statements of Equity (Unaudited) - JPY (¥) ¥ in Millions	Total		Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated for Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income, Net of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Mar. 31, 2016				¥ 2,090,270	¥ 5,958,929	¥ 239,571	¥ 3,980,257	¥ 2,301,259	¥ (299,661)	¥ 577,642
Stock-based compensation					(1,281)
Purchases of shares of treasury stock									(109,760)
Sales of shares of treasury stock									3,108
Initial subscriptions of noncontrolling interests										52,679
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										6,945
Increase (Decrease) in noncontrolling interests related to deconsolidation of subsidiaries										(457,886)
Net income attributable to Mitsubishi UFJ Financial Group	¥ 750,883	[1]					750,883
Cash dividends: Common stock-¥9.00 per share in 2016 and 2017							(124,092)
Losses on sales of shares of treasury stock							(1,004)
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies									24
Net income (loss) attributable to noncontrolling interests	2,433									2,433
Dividends paid to noncontrolling interests										(6,005)
Net change during the period, Other comprehensive loss, net of taxes	(854,976)							(824,439)		(30,537)
Other-net										(348)
Balance at end of period at Sep. 30, 2016	14,704,969		¥ 13,964,064	2,090,270	5,957,648	239,571	4,602,171	1,480,693	(406,289)	740,905
Effect of adopting new guidance | Consolidation of Certain Variable Interest Entities [Member]							(3,873)	3,873		595,982
Balance at beginning of period at Mar. 31, 2017	14,764,708			2,090,270	5,956,644	239,571	3,931,612	2,281,423	(513,988)	779,176
Stock-based compensation					(2,802)
Purchases of shares of treasury stock									(101,028)
Sales of shares of treasury stock									2,029
Initial subscriptions of noncontrolling interests										34,383
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										(57,715)
Increase (Decrease) in noncontrolling interests related to deconsolidation of subsidiaries										8,607
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder	(34,751)				(34,751)					(15,390)
Net income attributable to Mitsubishi UFJ Financial Group	790,704	[1]					790,704
Cash dividends: Common stock-¥9.00 per share in 2016 and 2017							(120,906)
Losses on sales of shares of treasury stock							(8)
Retirement of common stock					(98,952)				98,952
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies									36
Net income (loss) attributable to noncontrolling interests	(10,606)									(10,606)
Dividends paid to noncontrolling interests										(6,810)
Net change during the period, Other comprehensive loss, net of taxes	229,733							233,319		(3,586)
Other-net					59					130
Balance at end of period at Sep. 30, 2017	¥ 15,480,373		¥ 14,752,184	¥ 2,090,270	¥ 5,820,198	¥ 239,571	¥ 4,601,402	¥ 2,514,742	¥ (513,999)	¥ 728,189

[1]	From the six month period ended on September 30, 2017, information on earnings per common share ("EPS"), which was previously disclosed in the footnote to Condensed Consolidated Financial Statements, started to be disclosed within Condensed Consolidated Statements of Income.